Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

	Navios Partners Operations		Navios Containers Operations		Total
	Twelve Month	Twelve Month	For the Period	Twelve Month		Twelve Month	Twelve Month
	Period Ended	Period Ended	from April 28,	Period Ended		Period Ended	Period Ended
	December 31,	December 31,	to August 29,	December 31,		December 31,	December 31,
	2017	2016	2017	2016	Eliminations	2017	2016
Revenue	$199,297	$190,524	$12,355	$—	—	$211,652	$190,524
Management fees	(62,595)	(59,209)	(4,715)	—	—	(67,310)	(59,209)
Interest expense and finance cost, net	(37,647)	(31,247)	(767)	—	189	(38,225)	(31,247)
Depreciation and amortization	(67,885)	(92,370)	(4,875)	—	—	(72,760)	(92,370)
Net income/ (loss)	(15,089)	(52,549)	593	—	(355)	(14,851)	(52,549)
Total assets	1,305,302	1,268,580	—	—	—	1,305,302	1,268,580
Capital expenditures	(217,019)	(15,341)	(59,885)	—	—	(276,904)	(15,341)
Investment in affiliates	52,122	1,257	—	—	—	52,122	1,257
Cash and cash equivalents	24,047	17,360	—	—	—	24,047	17,360
Restricted cash	5,886	7,728	—		—	5,886	7,728
Long-term debt (including current and non-current portion), net	493,463	523,776	—	—	—	493,463	523,776

Revenue By Geographic Region

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Asia	$125,618	$112,019	$133,542
Europe	47,308	54,006	70,121
North America	20,307	13,364	10,557
Australia	18,419	11,135	9,456

Total	$211,652	$190,524	$223,676